SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash paid for interest and income taxes

(In millions)	2012	2011	2010

Interest, net of capitalized amounts	$68.0	$65.0	$69.7
Income taxes, net of refunds	97.7	70.5	94.5

Net inventories

(In millions)	2012	2011

Raw materials	$184.5	$193.8
Work-in-progress	139.2	126.4
Finished goods	149.6	154.9

Inventories, net	$473.3	$475.1

Property, Plant and Equipment

(In millions)	2012	2011

Land	$56.5	$56.5
Buildings and improvements	660.5	662.9
Machinery and equipment	2,090.5	2,108.1
Construction-in-progress	63.6	40.5

Property, plant and equipment	2,871.1	2,868.0
Accumulated depreciation	(1,855.6)	(1,788.6)

Property, plant and equipment, net	$1,015.5	$1,079.4

Capitalized software costs

(In millions)	2012	2011

Cost	$388.4	$368.4
Accumulated amortization	(236.3)	(237.0)

Software, net	$152.1	$131.4

Net income per common share was computed as follows:

(In millions, except per share amounts)		2012	2011	2010

(A)	Income from continuing operations	$169.1	$154.4	$241.8
(B)	Income from discontinued operations, net of tax	46.3	35.7	75.1

(C)	Net income available to common shareholders	$215.4	$190.1	$316.9

(D)	Weighted-average number of common shares outstanding	102.6	105.8	105.8
	Dilutive shares (additional common shares issuable under employee stock-based awards)	.9	1.0	1.0

(E)	Weighted-average number of common shares outstanding, assuming dilution	103.5	106.8	106.8

Net income per common share:
Continuing operations (A) ÷ (D)		$1.65	$1.46	$2.29
Discontinued operations (B) ÷ (D)		.45	.34	.71

Net income per common share (C) ÷ (D)		$2.10	$1.80	$3.00

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$1.63	$1.45	$2.27
Discontinued operations (B) ÷ (E)		.45	.33	.70

Net income per common share, assuming dilution (C) ÷ (E)		$2.08	$1.78	$2.97

Accumulated other comprehensive loss (net of tax)

(In millions)	2012	2011

Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011, respectively	$180.5	$137.8
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2.0)	(6.9)

Accumulated other comprehensive loss	$(278.0)	$(263.2)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax

(In millions)	2012	2011

Beginning accumulated derivative loss	$(6.9)	$(9.0)
Net loss reclassified to earnings	6.0	4.0
Net change in the revaluation of hedging transactions	(1.1)	(1.9)

Ending accumulated derivative loss	$(2.0)	$(6.9)

Tax expenses (benefit) allocated to each component of other comprehensive income

(In millions)	2012	2011	2010

Foreign currency translation adjustment	$.9	$–	$–
Pension and other postretirement benefits:
Net actuarial loss	(38.3)	(56.4)	(12.5)
Prior service credit (cost)	–	12.8	(.3)
Amortization of net actuarial loss	6.9	4.7	8.7
Amortization of prior service credit	(1.5)	(.7)	(.4)
Amortization of transition asset	(.1)	(.1)	(.1)
Recognition of settlement or curtailment gain (loss)	.2	–	1.3
Derivative financial instruments:
Losses recognized on cash flow hedges	(.7)	(1.1)	(3.4)
Losses reclassified to net income	3.7	2.4	4.6

Income tax benefit related to items of other comprehensive income	$(28.9)	$(38.4)	$(2.1)